Financial Income (Expenses) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial expenses	R$ (1,956,266)	R$ (1,448,295)	R$ (1,324,759)
Financial income	1,091,531	472,408	336,731
Financial income (expenses), net before exchange rate changes	(864,735)	(975,887)	(988,028)
Exchange rate changes, net	492,321	48,464	(2,178,343)
Financial income (expenses), net	(372,414)	(927,423)	(3,166,371)
Interet And Charges Local Currency [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(954,744)	(517,235)	(348,050)
Interet And Charges Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(47,139)	(46,793)	(136,257)
Other Financial Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(364,117)	(315,013)	(328,413)
Income Tax Over International Remittance [Member]
IfrsStatementLineItems [Line Items]
Financial expenses			(15,134)
Inflation Adjustment Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(190,202)	(225,791)	(86,938)
Other Inflation Adjustments [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(183,966)	(172,632)	(142,313)
Interest Inflation Adjustments On Provisions [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(216,098)	(170,831)	(267,654)
Inflation Adjustment Gains [Member]
IfrsStatementLineItems [Line Items]
Financial income	541,516	198,907	120,957
Income On Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Financial income	417,129	150,632	75,522
Financial Interest Income [Member]
IfrsStatementLineItems [Line Items]
Financial income	195,274	145,866	162,576
C O F I N S And Pasep [Member]
IfrsStatementLineItems [Line Items]
Financial income	(62,405)	(23,038)	(22,328)
Other Financial Income [Member]
IfrsStatementLineItems [Line Items]
Financial income	17	41	4
Exchange Rate Changes Borrowing Financing [Member]
IfrsStatementLineItems [Line Items]
Exchange rate changes, net	491,918	48,522	(2,180,241)
Exchange Gains [Member]
IfrsStatementLineItems [Line Items]
Exchange rate changes, net	301	(36)	1,894
Other Exchange Rate Changes [Member]
IfrsStatementLineItems [Line Items]
Exchange rate changes, net	R$ 102	R$ (22)	R$ 4